Liability related to future royalties and sales milestones, net	12 Months Ended
Dec. 31, 2022
Investments, Debt and Equity Securities [Abstract]
Liability related to future royalties and sales milestones, net	Liability related to future royalties and sales milestones, net
Blackstone Agreements
On November 6, 2021, the Company concurrently entered into a (i) Strategic Collaboration and Financing Agreement, (the “Blackstone Collaboration Agreement"), (ii) Securities Purchase Agreement (the “Blackstone Securities Purchase Agreement”), and (iii) Warrant Agreement (the “Blackstone Warrant”) and (iv) a Registration Rights Agreement (the “Blackstone Registration Rights Agreement”), collectively called the "Blackstone Agreements", with BXLS V - Autobahn L.P, ("Blackstone"). The Blackstone Agreements were entered into and in contemplation of one another and, accordingly, the Company assessed the accounting for these agreements in the aggregate.
Blackstone Securities Purchase Agreement
Pursuant to the Blackstone Securities Purchase Agreement, the Company sold 17,985,611 ADSs representing 17,985,611 ordinary shares, at a private placement price of $5.56 per ADS to Blackstone resulting in gross proceeds of $100 million.  For further details on the Blackstone Securities Purchase Agreement, see Note 10. "Shareholders' equity".
Blackstone Warrant Agreement
Pursuant to the Blackstone Warrant, the Company issued Blackstone a warrant to purchase up to 3,265,306 ADSs representing 3,265,306 of the Company's ordinary shares, at an exercise price of $7.35 per ADS. The Blackstone Warrant is exercisable in whole or in part until November 6, 2026. For further details on the Warrant Agreement, see Note 9, “Warrants".
Blackstone Collaboration Agreement
Pursuant to the Blackstone Collaboration Agreement, Blackstone agreed to pay the Company up to $150 million to support the continued development of our CD19 CAR T cell investigational therapy product candidate, obecabtagene autoleucel (obe-cel), as well as next generation product therapies of obe-cel in B-cell malignancies. These payments include (i) an upfront payment of $50 million and (ii) up to $100 million payable based on the achievement of certain specified clinical, manufacturing and regulatory milestones (each such payment, a “Blackstone Development Payment” and collectively, the “Blackstone Development Payments”)
In November 2021, the upfront payment of $50 million was paid by Blackstone upon execution of the Blackstone Collaboration Agreement. In December 2022, two Blackstone Development Payments were paid by Blackstone of $35 million each as a result of (i) the joint steering committee’s review of Autolus’ interim analysis of pivotal FELIX Phase 2 clinical trial of obe-cel in relapsed/refractory (r/r) adult Acute Lymphoblastic Leukemia (ALL) and (ii) achievement of a pre-agreed manufacturing milestone as a result of completion of planned activities demonstrating the performance and qualification of the Company’s obe-cel’s manufacturing process. The remaining $30 million will be payable to the Company on the achievement on certain specified regulatory milestones. The Company considers the regulatory approval as probable when actually achieved.
In exchange for the Blackstone Development Payments, the Company agreed to make payments to Blackstone (the “Revenue Share Payments”) equal to a mid-single digit royalty, subject to the Aggregate Cap (as defined in the Blackstone Collaboration Agreement) on payments under the Blackstone Collaboration Agreement, based on net sales anywhere in the world of (i) Collaboration Products in B-cell malignancies, (ii) subject to certain conditions set forth in the Blackstone Collaboration Agreement, its CD19 and CD22 CAR T cell investigational therapy product candidate known as AUTO3 in B-cell malignancies, and (iii) certain Collaboration Products to the extent developed or commercialized in indications other than a B-cell malignancy (“Obe-cel Franchise Products”). The Company are also obligated to make payments (the “Sales Milestone Payments”), subject to the Aggregate Cap, if certain cumulative net sales levels are achieved.
The Company, and all of its subsidiaries have provided, and all of its future subsidiaries will provide, a guaranty to Blackstone of its obligations under the Blackstone Collaboration Agreement. In addition, the Company has granted a security interest in Autolus Limited to Blackstone in (a) intellectual property that is necessary or useful for the development, manufacture, use, commercialization, import, or export of Collaboration Products (the “Autolus IP Collateral”), (b) a segregated and blocked cash collateral account that will be established following regulatory approval of any Collaboration Product, solely for the purpose of receiving remittance of Revenue Share Payments and Sales Milestone Payments and disbursement thereof to Blackstone as provided in the Blackstone Collaboration Agreement, (c) a segregated cash collateral account established solely for the purpose of receiving Blackstone Development Payments and disbursing them for use by the Company in accordance with the terms of the Blackstone Collaboration Agreement, (d) all assets or property of the Company related to or arising from the Collaboration Products in any B-cell malignancy or the obe-cel Franchise Products in any indication other than a B-cell malignancy, and (e) all proceeds and products of each of the foregoing (collectively referred to as the “Collateral”). The security interest will be maintained until the earlier of (i) such time at which cumulative payments made by the Company under the Blackstone Collaboration Agreement equal $150 million and (ii) the first commercial sale in the United States of obe-cel or any other Lead Product (as defined in the Blackstone Collaboration Agreement) selected to replace obe-cel following a Program Failure (as defined in the Blackstone Collaboration Agreement) (such time, the “Release Time”).
The Blackstone Collaboration Agreement contains negative covenants that restrict the Company from, among other things, (a) granting liens or otherwise encumbering its assets that constitute Collateral, (b) paying dividends or making distributions on account or, or redeeming, retiring or purchasing any capital stock, (c) other than certain permitted licensing transactions, transferring to third parties rights to commercialize any Collaboration Product or the Autolus IP Collateral anywhere in the world and (d) selling, transferring or assigning any rights to receive payments of royalties, returns on net sales, revenue share or other compensation or license fees with respect to a Collaboration Product in a B-cell malignancy and/or obe-cel Franchise Product in any indication other than a B-cell malignancy. Each of the negative covenants is subject to exceptions and carve outs set forth in the Blackstone Collaboration Agreement. The negative covenants will fall away upon the Release Time.
Termination of the Blackstone Collaboration Agreement by Blackstone due to certain breaches of the Blackstone Collaboration Agreement or other actions by the Company will require the Company to make liquidated damage payments to Blackstone in excess of the Blackstone Development Payments.
The Company has accounted for the Blackstone Collaboration Agreement as a liability primarily due to the Company's significant continuing involvement in generating the royalty stream. If and when obe-cel is commercialized and royalties or sales milestones become payable, the Company will recognize the portion of royalties paid to Blackstone as a decrease to the Collaboration Agreement liability with a corresponding reduction in cash.
The carrying amount of the Blackstone Collaboration Agreement liability is based on the Company’s estimate of the future royalties and sales milestones to be paid to Blackstone and the Blackstone Development payment to be received over the life of the arrangement as discounted using an effective interest rate. The excess estimated present value of future royalties and sales milestone payments over the initial carrying amount and future Blackstone Development Payments received, is recognized as a cumulative catch-up method within interest expense using the initial effective interest rate. The imputed rate of interest on the unamortized portion of the Blackstone Collaboration Agreement liability was approximately 15.80% as of December 31, 2022 and 2021, respectively.
On a quarterly basis, the Company assesses the amount and timing of expected royalty and sales milestone payments using a combination of internal projections and forecasts from external sources. To the extent the present value of such payments are greater or less than its initial estimates or the timing of such payments is materially different than its original estimates, the Company will adjust the amortization of the Blackstone Collaboration Agreement liability using the catch-up method.
There are a number of factors that could materially affect the probability, amount and timing of royalty and sales milestone payments to be made by the Company and Blackstone Development payment to be received from Blackstone, respectively, most of which are not within the Company’s control. The Blackstone Collaboration Agreement liability is recognized using significant unobservable inputs. These inputs are derived using internal management estimates developed based on third party data and reflect management’s judgements, current market conditions surrounding competing products, and forecasts. The significant unobservable inputs include regulatory approvals, estimated patient populations, estimated selling price, estimated sales, estimated peak sales and sales ramp, timing of the expected launch and its impact on the royalties as well as the overall probability of a success.
The Company concluded the Blackstone Agreements comprised of the following three units of accounting for the consideration received: (i) the Blackstone Collaboration Agreement, (ii) the purchase of ADSs, representing our ordinary shares, and (iii) Blackstone Warrants. The three units of accounting are recorded at relative fair value upon initial recognition and are not subsequently measured at fair value.
During 2021, the Company allocated the initial total gross proceeds arising from the Blackstone Collaboration Agreement and the Blackstone Securities Purchase Agreement along with the issuance of the Blackstone Warrant among the three units of accounting on a relative fair value basis at the time of the transaction as follows:

Units of Accounting	Gross proceeds (in millions)	Initial fair value (in millions)	Allocated consideration based on relative fair value (in millions)	Net allocated consideration based on relative fair value after transaction costs* (in millions)
Liability related to future royalties and sales milestones, net (Blackstone Collaboration Agreement)	$50.0	$49.6	$46.4	$45.9
ADSs, representing ordinary shares	100.0	100.0	93.6	91.6
Warrants	—	10.7	10.0	9.9
Total	$150.0	$160.3	$150.0	$147.4
* In addition, the total shared transaction costs of $1.7 million, relating to the Blackstone Agreement have been allocated to the three units of accounting on a relative fair value basis.

The Company allocated the consideration and issuance costs on a relative fair value basis to the Collaboration Agreement, securities purchased and warrants issued to Blackstone which resulted in the Blackstone Collaboration Agreement being initially recognized at $46.4 million (relative fair value of $45.9 million, net of issuance costs, ).
The two Blackstone Development Payments received during the year ended December 31, 2022 were allocated solely to the Blackstone Collaboration Agreement liability.
Changes to the Blackstone Collaboration Agreement liability related to future royalties and sales milestones are as follows:

Amount in thousands
Balance at December 31, 2020	$—
Liability related to future royalties and sales milestones, net of issuance costs	45,923
Non-cash interest expense on liability related to future royalties and sales milestones	1,093
Balance at December 31, 2021	47,016
Proceeds from Blackstone Development Payments received	70,000
Non-cash interest expense on liability related to future royalties and sales milestones	8,005
Cumulative catch-up adjustment	879
Balance at December 31, 2022	$125,900